Debt and Capital Structure	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Debt and Capital Structure

25. DEBT AND CAPITAL STRUCTURE
For the year ended December 31, 2023, the annualized weighted average interest rate on outstanding debt, including the Company’s proportionate share of short-term borrowings, was 4.7 percent (2022 – 4.7 percent).
A) Short-Term Borrowings

As at December 31,	Notes	2023	2022
Uncommitted Demand Facilities	i	—	—
WRB Uncommitted Demand Facilities	ii	179	115
Total Debt Principal		179	115
i) Uncommitted Demand Facilities
As at December 31, 2023, the Company had uncommitted demand facilities of $1.7 billion (December 31, 2022 – $1.9 billion) in place, of which $1.4 billion may be drawn for general purposes, or the full amount may be available to issue letters of credit. As at December 31, 2023, there were outstanding letters of credit aggregating to $364 million (December 31, 2022 – $490 million) and no direct borrowings.
ii) WRB Uncommitted Demand Facilities
WRB has uncommitted demand facilities of US$450 million that may be used to cover short-term working capital requirements, of which Cenovus’s proportionate share is 50 percent. As at December 31, 2023, US$270 million was drawn on these facilities, of which Cenovus’s proportionate share was US$135 million (C$179 million). As at December 31, 2022, Cenovus’s proportionate share of the capacity was US$225 million and US$85 million (C$115 million) of this capacity was drawn.
B) Long-Term Debt

As at December 31,	Notes	2023	2022
Committed Credit Facility (1)	i	—	—
U.S. Dollar Denominated Unsecured Notes	ii	5,028	6,537
Canadian Dollar Unsecured Notes	ii	2,000	2,000
Total Debt Principal		7,028	8,537
Debt Premiums (Discounts), Net, and Transaction Costs		80	154
Long-Term Debt		7,108	8,691
(1)The committed credit facility may include Bankers’ Acceptances, secured overnight financing rate loans, prime rate loans and U.S. base rate loans.
i) Committed Credit Facility
As at December 31, 2023, the Company had in place a committed credit facility that consists of a $1.8 billion tranche maturing on November 10, 2025, and a $3.7 billion tranche maturing on November 10, 2026. As at December 31, 2023, no amount was drawn on the credit facility (December 31, 2022 – $nil).
ii) U.S. Dollar Denominated and Canadian Dollar Denominated Unsecured Notes
For the year ended December 31, 2023, the Company purchased US$1.0 billion (2022 – US$2.6 billion and C$750 million) in principal of its outstanding unsecured notes.
The principal amounts of the Company’s outstanding unsecured notes are:

	2023		2022
As at December 31,	US$ Principal	C$ Principal and Equivalent	US$ Principal	C$ Principal and Equivalent
U.S. Dollar Denominated Unsecured Notes
5.38% due July 15, 2025	133	176	133	181
4.25% due April 15, 2027	373	493	373	505
4.40% due April 15, 2029	183	241	240	324
2.65% due January 15, 2032	500	661	500	677
5.25% due June 15, 2037	333	441	583	790
6.80% due September 15, 2037	191	253	387	524
6.75% due November 15, 2039	652	862	935	1,267
4.45% due September 15, 2042	91	121	97	131
5.20% due September 15, 2043	27	36	29	39
5.40% due June 15, 2047	569	752	800	1,083
3.75% due February 15, 2052	750	992	750	1,016
	3,802	5,028	4,827	6,537
Canadian Dollar Unsecured Notes
3.60% due March 10, 2027		750		750
3.50% due February 7, 2028		1,250		1,250
		2,000		2,000
Total Unsecured Notes		7,028		8,537
C) Mandatory Debt Payments

	U.S. Dollar Unsecured Notes		Canadian Dollar Unsecured Notes	Total
As at December 31, 2023	US$ Principal	C$ Principal Equivalent	C$ Principal	C$ Principal and Equivalent
2024	—	—	—	—
2025	133	176	—	176
2026	—	—	—	—
2027	373	493	750	1,243
2028	—	—	1,250	1,250
Thereafter	3,296	4,359	—	4,359
	3,802	5,028	2,000	7,028
D) Capital Structure
Cenovus’s capital structure consists of shareholders’ equity plus Net Debt. Net Debt includes the Company’s short-term borrowings, and the current and long-term portions of long-term debt, net of cash and cash equivalents and short-term investments. Net Debt is used in managing the Company’s capital structure. The Company’s objectives when managing its capital structure are to maintain financial flexibility, preserve access to capital markets, ensure its ability to finance internally generated growth and to fund potential acquisitions while maintaining the ability to meet the Company’s financial obligations as they come due. To ensure financial resilience, Cenovus may, among other actions, adjust capital and operating spending, draw down on its credit facilities or repay existing debt, adjust dividends paid to shareholders, purchase the Company’s common shares or preferred shares for cancellation, issue new debt, or issue new shares.
Cenovus monitors its capital structure and financing requirements using, among other things, Total Debt, Net Debt to adjusted earnings before interest, taxes and DD&A (“Adjusted EBITDA”), Net Debt to Adjusted Funds Flow and Net Debt to Capitalization. These measures are used to steward Cenovus’s overall debt position as measures of Cenovus’s overall financial strength.
Cenovus targets a Net Debt to Adjusted EBITDA ratio and a Net Debt to Adjusted Funds Flow ratio of approximately 1.0 times and Net Debt at or below $4 billion over the long-term at a WTI price of US$45.00 per barrel. These measures may fluctuate periodically outside this range due to factors such as persistently high or low commodity prices.
On November 3, 2023, Cenovus filed a base shelf prospectus that allows the Company to offer, from time to time, debt securities, common shares, preferred shares, subscription receipts, warrants, share purchase contracts and units in Canada, the U.S. and elsewhere as permitted by law. The base shelf prospectus will expire in December 2025. Offerings under the base shelf prospectus are subject to market conditions on terms set forth in one or more prospectus supplements.
Net Debt to Adjusted EBITDA

As at December 31,	2023	2022
Short-Term Borrowings	179	115
Current Portion of Long-Term Debt	—	—
Long-Term Portion of Long-Term Debt	7,108	8,691
Total Debt	7,287	8,806
Less: Cash and Cash Equivalents	(2,227)	(4,524)
Net Debt	5,060	4,282

Net Earnings (Loss)	4,109	6,450
Add (Deduct):
Finance Costs	671	820
Interest Income	(133)	(81)
Income Tax Expense (Recovery)	931	2,281
Depreciation, Depletion and Amortization	4,644	4,679
Exploration and Evaluation Asset Write-downs	29	64
(Income) Loss From Equity-Accounted Affiliates	(51)	(15)
Unrealized (Gain) Loss on Risk Management	52	(126)
Foreign Exchange (Gain) Loss, Net	(67)	343
Revaluation (Gain) Loss	34	(549)
Re-measurement of Contingent Payments	59	162
(Gain) Loss on Divestiture of Assets	(14)	(269)
Other (Income) Loss, Net	(63)	(532)
Adjusted EBITDA (1)	10,201	13,227

Net Debt to Adjusted EBITDA (times)	0.5	0.3
(1)Calculated on a trailing twelve-month basis.
Net Debt to Adjusted Funds Flow

As at December 31,	2023	2022
Net Debt	5,060	4,282

Cash From (Used in) Operating Activities	7,388	11,403
(Add) Deduct:
Settlement of Decommissioning Liabilities	(222)	(150)
Net Change in Non-Cash Working Capital	(1,193)	575
Adjusted Funds Flow (1)	8,803	10,978

Net Debt to Adjusted Funds Flow (times)	0.6	0.4
(1)Calculated on a trailing twelve-month basis.
Net Debt to Capitalization

As at December 31,	2023	2022
Net Debt	5,060	4,282
Shareholders’ Equity	28,698	27,576
Capitalization	33,758	31,858

Net Debt to Capitalization (percent)	15	13